Restricted Stock Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Restricted Stock Liabilities
Restricted Stock Liabilities

6. Restricted Stock Liabilities

On December 15, 2020, the Company entered into an amendment for certain restricted stock awards and units that were previously issued to certain employees in connection with a previous merger. Pursuant to the amendment, the Company committed to repurchase 1,064,549 vested restricted stock awards as of December 31, 2020 at a price of $4.00 per share in 24 equal monthly installments on the second business day of each calendar month beginning January 4, 2021, subject to certain conditions.

The following table presents the components of the restricted stock liabilities as of June 30, 2021 and December 31, 2020:

	As of
	June 30, 2021	December 31, 2020
Restricted stock liabilities recorded upon modification of the restricted stock awards and units (1,064,549 restricted stock to be purchased at $4.00 per share)	$4,258,196	$4,258,196
Less imputed interest	(457,462)	(457,462)
Present value of restricted stock liabilities	3,800,734	3,800,734
Less payments (excluding imputed interest)	(893,427)	(177,425)
Restricted stock liabilities	$2,907,307	$3,623,309
Current portion of restricted stock liabilities	$1,879,506	$1,627,499
Long-term portion of restricted stock liabilities	1,027,801	1,995,810
Total restricted stock liabilities	$2,907,307	$3,819,560

12. Restricted Stock Liabilities

On December 15, 2020, the Company entered into an amendment for certain restricted stock awards and units that were previously issued to certain employees in connection with the HubPages merger. Pursuant to the amendment:

●	the restricted stock awards ceased to vest and all unvested shares were deemed unvested and forfeited, leaving an aggregate of 1,064,549 shares vested;
●	the restricted stock units were modified to vest on December 31, 2020, and as of the close of business on December 31, 2020, each restricted stock unit was terminated and deemed forfeited, with no shares vesting thereunder; and
●	subject to certain conditions, the Company agreed to purchase the vested restricted stock awards and restricted stock units, at a price of $4.00 per share in 24 equal monthly installments on the second business day of each calendar month beginning on January 4, 2021.

As a result of the modification of the equity-based awards, the Company recognized $334,328 of incremental stock-based compensation costs at the time of the modification and recorded $3,800,734 as a reclassification of restricted stock awards and units from equity to liability classified upon modification, as reflected within additional paid-in capital on the consolidated statements of stockholders’ deficiency.

The following table presents the components of the restricted stock liabilities as of December 31, 2020:

Restricted stock liabilities recorded upon modification of the restricted stock awards and units (1,064,549 restricted stock to be purchased at $4.00 per share)	$4,258,196
Less imputed interest	(457,462)
Present value of restricted stock liabilities	3,800,734
Less prepayments on December 31, 2020	(177,425)
Restricted stock liabilities	$3,623,309
Current portion of restricted stock liabilities	$1,627,499
Long-term portion of restricted stock liabilities	1,995,810
Total restricted stock liabilities	$3,623,309